Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
In January 2025, the Company entered into agreements to sell one Aframax / LR2 tanker and two Suezmax tankers for a combined sales price of $95.5 million. The Aframax / LR2 tanker and one Suezmax tanker were delivered to their purchasers in February 2025, and the remaining Suezmax tanker is expected to be delivered to its purchaser during March 2025.

In February 2025, the Company signed an agreement to acquire one 2019-built Aframax / LR2 tanker for a purchase price of $63.0 million. The tanker is expected to be delivered to the Company during the second quarter of 2025.

In March 2025, the Company entered into agreements to sell one Aframax / LR2 tanker and one Suezmax tanker for a combined sales price of $59.0 million. The Aframax / LR2 tanker is expected to be delivered to its purchaser during March 2025, and the Suezmax tanker is expected to be delivered to its purchaser during the second quarter of 2025.